Summary of Significant Accounting Policies - Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	40,518,704	15,247,212
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive		9,725,520
Warrant [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	28,850,000	61,009
Stock options [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	9,881,842	5,414,848
Convertible Notes [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	1,764,706
Unvested restricted stock units [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	22,156	45,835